Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue
Charter revenue	$ 28,909,224	$ 25,856,283
Commissions (including related party of $310,835 and $352,539 for the six months ended June 30, 2012 and 2013, respectively)	(1,577,594)	(1,429,571)
Net Revenue	27,331,630	24,426,712
Expenses / (Income)
Voyage expenses, net	2,652,799	129,941
Vessels operating expenses (including related party of $320,618 and $421,712 for the six months ended June 30, 2012 and 2013, respectively)	10,594,953	8,824,891
Dry-docking expenses (including related party of $0 and $109,248 for the six months ended June 30, 2012 and 2013, respectively)	1,698,217	0
Management fees - related party	2,683,090	1,922,177
Depreciation	8,385,305	7,942,617
General and administrative expenses (including related party of $1,665,555 and $3,770,111 for the six months ended June 30, 2012 and 2013, respectively)	5,222,488	4,215,789
Gain from marketable securities, net	(3,113,306)	(1,394,665)
Operating Income / (Loss)	(791,916)	2,785,962
Other Income / (Expenses)
Interest and finance costs	(3,761,112)	(3,133,987)
(Loss) / gain on derivatives, net	20,126	(481,590)
Interest income (including related party of $341,096 and $381,326 for the six months ended June 30, 2012 and 2013, respectively)	393,543	377,461
Equity in net income of affiliate	978,702	1,356,501
Loss on investment in affiliate	(390,821)	0
Foreign currency (loss) / gain	57,408	(5,156)
Total Other Expenses, net	(2,702,154)	(1,886,771)
Net Income / (Loss)	(3,494,070)	899,191
Other Comprehensive (Loss) / Income
Unrealized (loss) / gain on cash flow hedges	403,710	(440,917)
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	154,637	36,118
Equity in other comprehensive income of affiliate	106,709	0
Unrealized loss on change in fair value of marketable securities	(10,922)	(707,304)
Total Other Comprehensive (Loss) / Income	654,134	(1,112,103)
Comprehensive Loss	$ (2,839,936)	$ (212,912)
Earnings / (Loss) per Class A common share, basic and diluted	$ (0.31)	$ 0.15
Weighted average number of Class A common shares, basic and diluted	11,016,733	5,913,195